Equity and Preferred Shares - Additional Information (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Equity [Abstract]
Equity shares, par value	$ 0.000625
Equity shares, issued	25,996,932	25,915,956
Equity shares, outstanding	25,996,932	25,915,956	1,758,080
Equity shares, authorized	Unlimited	Unlimited